Stock Warrants (Details) - Schedule of quantitative information regarding level 3 fair value measurement of the private placement warrants - Stock Warrants [Member] - $ / shares	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Warrants (Details) - Schedule of quantitative information regarding level 3 fair value measurement of the private placement warrants [Line Items]
Strike price (in Dollars per share)	$ 11.5	$ 11.5
Expected Volatility	68.00%	61.00%
Expected Dividend
Expected Term in Years	4 years 5 months 23 days	4 years 8 months 23 days
Risk Free Interest Rate	2.43%	1.22%
Warrant Value Per Share (in Dollars per share)	$ 0.54	$ 1.02